Leases - Schedule of Additional Information Related To Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Leases [Abstract]
Operating Leases, Weighted-average remaining lease term	14 years 1 month 6 days	14 years 8 months 12 days
Operating Leases, Weighted-average incremental borrowing rate	5.28%	5.19%
Cash paid - Operating lease liabilities	$ 134	$ 132	$ 138
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$ 13	$ 238	$ 37